UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-  14195
                             ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

       /s/ Mark A. Hughes               Wellsboro, PA            2/13/12
   ---------------------------   --------------------------   --------------
           [Signature]                  [City, State]             [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     72
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Form 13F Information Table Value Total:     $ 97,933
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name

  1     28-14473                      Citizens & Northern Bank
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

                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP     (x$1,000)   PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED  NONE
Abbott Labs                      COM              002824100  $ 1,330  23646.000  SH         DEFINED     1     23646.000
Accenture PLC                    SHS CLASS A      G1151C101  $ 1,408  26445.000  SH         DEFINED     1     26445.000
Apache Corp                      COM              037411105  $ 1,162  12833.000  SH         DEFINED     1     12833.000
AT&T Inc                         COM              00206R102  $   814  26902.000  SH         DEFINED     1     26902.000
Automatic Data Processing        COM              053015103  $ 1,565  28974.000  SH         DEFINED     1     28974.000
Baker Hughes Inc                 COM              057224107  $ 1,325  27250.000  SH         DEFINED     1     27250.000
Bard C R Inc                     COM              067383109  $ 1,049  12270.000  SH         DEFINED     1     12270.000
Baxter Intl Inc                  COM              071813109  $   763  15426.000  SH         DEFINED     1     15426.000
Blackrock, Inc.                  COM              09247X101  $   964   5409.000  SH         DEFINED     1      5409.000
CH Robinson Worldwide            COM NEW          12541W209  $ 1,205  17273.000  SH         DEFINED     1     17273.000
Charles Schwab Corp              COM              808513105  $   729  64786.000  SH         DEFINED     1     64786.000
Chevron Corp                     COM              166764100  $ 2,209  20759.000  SH         DEFINED     1     20759.000
Cisco Systems Inc                COM              17275R102  $ 1,383  76492.000  SH         DEFINED     1     76492.000
Citizens & Northern Corp         COM              172922106  $ 5,050 273408.832  SH         DEFINED     1    273408.832
CME Group Inc                    COM              12572Q105  $   824   3382.000  SH         DEFINED     1      3382.000
Colgate Palmolive Co             COM              194162103  $ 1,188  12858.000  SH         DEFINED     1     12858.000
Corning Inc                      COM              219350105  $   324  24963.000  SH         DEFINED     1     24963.000
Danaher Corp                     COM              235851102  $ 1,299  27617.000  SH         DEFINED     1     27617.000
Darden Restaurants Inc           COM              237194105  $ 1,047  22971.000  SH         DEFINED     1     22971.000
Disney Walt Co                   COM DISNEY       254687106  $   204   5444.000  SH         DEFINED     1      5444.000
Eaton Vance                      COM NON VTG      278265103  $   771  32601.000  SH         DEFINED     1     32601.000
Ecolab Inc.                      COM              278865100  $ 1,327  22960.000  SH         DEFINED     1     22960.000
Expeditors Intl Wash Inc         COM              302130109  $ 1,182  28866.000  SH         DEFINED     1     28866.000
Exxon Mobil Corp                 COM              30231G102  $ 1,675  19760.000  SH         DEFINED     1     19760.000
Fifth Third Bancorp              COM              316773100  $   367  28880.000  SH         DEFINED     1     28880.000
FNB Corporation                  COM              302520101  $ 1,487 131473.000  SH         DEFINED     1    131473.000
Franklin Resources Inc           COM              354613101  $   955   9938.000  SH         DEFINED     1      9938.000
General Dynamics Corp            COM              369550108  $ 1,017  15316.000  SH         DEFINED     1     15316.000
General Elec Co                  COM              369604103  $   509  28414.000  SH         DEFINED     1     28414.000
International Business Machines  COM              459200101  $ 1,698   9235.000  SH         DEFINED     1      9235.000
iShares MSCI EAFE Index Fund     MSCI EAFE INDEX  464287465  $   926  18692.000  SH         DEFINED     1     18692.000
iShares S&P 500 Index Fd         S&P 500 INDEX    464287200  $ 5,770  45810.000  SH         DEFINED     1     45810.000
iShares S&P MidCap 400 Index Fd  S&P MIDCAP 400   464287507  $16,146 184289.000  SH         DEFINED     1    184289.000
Johnson & Johnson                COM              478160104  $ 1,231  18777.000  SH         DEFINED     1     18777.000
Linear Tech Corp                 COM              535678106  $ 1,302  43353.000  SH         DEFINED     1     43353.000
M & T Bank Corp                  COM              55261F104  $   602   7887.000  SH         DEFINED     1      7887.000
McDonalds Corp                   COM              580135101  $ 1,154  11498.000  SH         DEFINED     1     11498.000
Medtronic Inc                    COM              585055106  $   893  23351.000  SH         DEFINED     1     23351.000
Microchip Technology Inc         COM              595017104  $ 1,385  37798.000  SH         DEFINED     1     37798.000
Microsoft Corp                   COM              594918104  $ 1,478  56917.000  SH         DEFINED     1     56917.000
National Fuel Gas Co N J         COM              636180101  $   321   5784.000  SH         DEFINED     1      5784.000
Nike, Inc. Class B               CL B             654106103  $ 1,340  13905.000  SH         DEFINED     1     13905.000
NORWOOD FINANCIAL CORP           COM              669549107  $   354  12881.000  SH         SOLE              12881.000
Oracle Corp                      COM              68389X105  $ 1,202  46865.000  SH         DEFINED     1     46865.000
Penns Woods Bancorp Inc          COM              708430103  $   275   7104.000  SH         DEFINED     1      7104.000
PENSECO FINANCIAL SERVS          COM              709570105  $   645  17208.000  SH         SOLE              17208.000
Pepsico Inc                      COM              713448108  $ 1,311  19753.000  SH         DEFINED     1     19753.000
Pfizer Inc                       COM              717081103  $   271  12524.000  SH         DEFINED     1     12524.000
Praxair Inc                      COM              74005P104  $ 1,092  10218.000  SH         DEFINED     1     10218.000
Procter & Gamble Co              COM              742718109  $ 1,596  23926.000  SH         DEFINED     1     23926.000
Qualcomm Inc                     COM              747525103  $ 1,419  25935.000  SH         DEFINED     1     25935.000
Schlumberger Ltd                 COM              806857108  $ 1,285  18813.000  SH         DEFINED     1     18813.000
SEI Investment Company           COM              784117103  $   995  57364.000  SH         DEFINED     1     57364.000
SPDR Gold Trust                  GOLD SHS         78463V107  $   225   1480.000  SH         DEFINED     1      1480.000
Staples Inc                      COM              855030102  $   747  53772.000  SH         DEFINED     1     53772.000
Suncor Energy Inc New Common     COM              867224107  $   941  32639.000  SH         DEFINED     1     32639.000
SYSCO Corp                       COM              871829107  $ 1,119  38140.000  SH         DEFINED     1     38140.000
T. Rowe Price Group, Inc.        COM              74144T108  $ 1,215  21330.000  SH         DEFINED     1     21330.000
Target Corp                      COM              87612E106  $ 1,179  23023.000  SH         DEFINED     1     23023.000
Teva Pharmaceutical Inds Ltd Adr ADR              881624209  $   753  18649.000  SH         DEFINED     1     18649.000
Texas Instruments Inc            COM              882508104  $ 1,286  44186.000  SH         DEFINED     1     44186.000
Tjx Companies (New)              COM              872540109  $ 1,359  21047.000  SH         DEFINED     1     21047.000
United Parcel Service Inc. Class CL B             911312106  $ 1,343  18344.000  SH         DEFINED     1     18344.000
Utilities Select Sector SPDR     SBI INT-UTILS    81369Y886  $ 1,295  35992.000  SH         DEFINED     1     35992.000
Vanguard Emerging Markets ETF    MSCI EMR MKT ETF 922042858  $   423  11065.000  SH         DEFINED     1     11065.000
Verizon Communications           COM              92343V104  $ 1,134  28255.000  SH         DEFINED     1     28255.000
W W Grainger Inc                 COM              384802104  $ 1,334   7125.000  SH         DEFINED     1      7125.000
Walgreen Co                      COM              931422109  $ 1,111  33604.000  SH         DEFINED     1     33604.000
Wal-Mart Stores Inc              COM              931142103  $ 1,322  22118.000  SH         DEFINED     1     22118.000
Wells Fargo & Co New             COM              949746101  $ 1,020  37018.000  SH         DEFINED     1     37018.000
Williams Cos Inc                 COM              969457100  $   206   6238.000  SH         DEFINED     1      6238.000
WVS FINANCIAL CORP               COM              929358109  $    98  10859.000  SH         SOLE              10859.000